UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06687
                                                     ---------

                         The Gabelli Money Market Funds
          -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
          -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
          -----------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                    Date of reporting period: March 31, 2008
                                              --------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                   THE GABELLI U.S. TREASURY MONEY MARKET FUND
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2008

TO OUR SHAREHOLDERS,

      Our shareholder reports have typically contained commentary on each portfolio manager's assessment of the economy and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments had been included as part of each Fund's semi-annual and annual financial statements.

      The Sarbanes-Oxley Act's corporate governance regulations requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separated their commentary from the financial statements and investment portfolio and sent it separately. We will continue to mail the portfolio manager's commentary separately from the investment portfolio to ensure that its content is complete and unrestricted. Both the commentary and the financial statements, including the portfolio of investments, are also available on our website at www.gabelli.com/funds.

                                                    Sincerely yours,

                                                    /s/ Bruce N. Alpert

                                                    Bruce N. Alpert
                                                    Chief Operating Officer
                                                    Gabelli Funds, LLC

May 23, 2008

PROXY VOTING

THE FUND FILES FORM N-PX WITH ITS COMPLETE PROXY VOTING RECORD FOR THE 12 MONTHS ENDED JUNE 30TH, NO LATER THAN AUGUST 31ST OF EACH YEAR. A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES, PROCEDURES, AND HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY
(I) CALLING 800-GABELLI (800-422-3554); (II) WRITING TO THE GABELLI FUNDS AT ONE CORPORATE CENTER, RYE, NY 10580-1422; OR (III) VISITING THE SECURITIES AND EXCHANGE COMMISSION'S (THE "SEC") WEBSITE AT WWW.SEC.GOV.

PORTFOLIO HOLDINGS

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED DECEMBER 31, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554).THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

THE GABELLI U.S. TREASURY MONEY MARKET FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from October 1, 2007 through
March 31, 2008                                                     EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below  illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                Beginning    Ending
                                 Account    Account     Annualized     Expenses
                                  Value      Value       Expense     Paid During
                                10/01/07    03/31/08      Ratio        Period*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Gabelli U.S. Treasury Money
   Market Fund                  $1,000.00   $1,018.30      0.08%        $0.40

HYPOTHETICAL 5% RETURN
Gabelli U.S. Treasury Money
   Market Fund                  $1,000.00   $1,024.60      0.08%        $0.40

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

--------------------------------------------------------------------------------

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of March 31, 2008:

U.S. TREASURY MONEY MARKET FUND

U.S. Treasury Bills ...................................................    97.0%
U.S. Treasury Note ....................................................     2.9%
Other Assets and Liabilities (Net) ....................................     0.1%
                                                                          -----
Net Assets ............................................................   100.0%
                                                                          =====

                   THE GABELLI U.S. TREASURY MONEY MARKET FUND

STATEMENT OF NET ASSETS -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                     MARKET
    AMOUNT                                                                                                       VALUE
---------------                                                                                             ---------------
                  U.S. GOVERNMENT OBLIGATIONS -- 99.9%

                  U.S. TREASURY BILLS -- 97.0%
$ 1,394,693,000   U.S. Treasury Bills, 0.997% to 3.445%++, 04/03/08 to 09/25/08 .........................   $ 1,388,873,873
                                                                                                            ---------------
                  U.S. TREASURY NOTE -- 2.9%
     42,000,000      4.875%, 04/30/08 ...................................................................        42,088,999
                                                                                                            ---------------
                  TOTAL U.S. GOVERNMENT OBLIGATIONS .....................................................     1,430,962,872
                                                                                                            ---------------
TOTAL INVESTMENTS (Cost $1,430,962,872) .........................................................    99.9%    1,430,962,872
PAYABLE TO MANAGER ..............................................................................    (0.0)          (54,482)
DISTRIBUTIONS PAYABLE ...........................................................................    (0.0)         (385,492)
OTHER ASSETS AND LIABILITIES (NET) ..............................................................     0.1           657,798
                                                                                                    -----   ---------------
NET ASSETS
   (applicable to 1,431,175,315 shares outstanding, unlimited number of shares authorized) ......   100.0%  $ 1,431,180,696
                                                                                                    =====   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   ($1,431,180,696 / 1,431,175,315 shares outstanding) ..................................................   $          1.00
                                                                                                            ===============
NET ASSETS CONSIST OF:
   Paid-in-capital, at $0.001 par value .................................................................   $ 1,431,180,696
                                                                                                            ---------------
TOTAL NET ASSETS ........................................................................................   $ 1,431,180,696
                                                                                                            ===============

----------
++    Represents annualized yield at date of purchase.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                                                                        PERIOD ENDED SEPTEMBER 30,
                                                                       ------------------------------------------------------------
                                                       2008(a)            2007          2006         2005       2004        2003
                                                     ----------        ----------     --------     --------   --------   ----------
   Net asset value, beginning of period ..........   $   1.0000        $   1.0000     $ 1.0000     $ 1.0000   $ 1.0000   $ 1.0000
                                                     ----------        ----------     --------     --------   --------   ----------
OPERATING PERFORMANCE:
   Net investment income (b) .....................       0.0170            0.0483       0.0426       0.0212     0.0073       0.0095
   Net realized gain on investments ..............       0.0008            0.0002       0.0000 (f)   0.0002     0.0001       0.0002
                                                     ----------        ----------     --------     --------   --------   ----------
   Total from investment operations ..............       0.0178            0.0485       0.0426       0.0214     0.0074       0.0097
                                                     ----------        ----------     --------     --------   --------   ----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income .........................      (0.0170)          (0.0483)     (0.0426)     (0.0212)   (0.0073)     (0.0095)
   Net realized gain on investments ..............      (0.0008)          (0.0002)     (0.0000)(f)  (0.0002)   (0.0001)     (0.0002)
                                                     ----------        ----------     --------     --------   --------   ----------
   Total distributions ...........................      (0.0178)          (0.0485)     (0.0426)     (0.0214)   (0.0074)     (0.0097)
                                                     ----------        ----------     --------     --------   --------   ----------
   NET ASSET VALUE, END OF PERIOD ................   $   1.0000        $   1.0000     $ 1.0000     $ 1.0000   $ 1.0000   $   1.0000
                                                     ==========        ==========     ========     ========   ========   ==========
   Total return+ .................................         1.83%             5.01%       4.33%         2.22%      0.75%        0.98%
                                                     ==========        ==========     ========     ========   ========   ==========
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ..........   $1,431,181        $1,039,247     $673,889     $778,298   $925,728   $1,030,710
   Ratio of net investment income to
      average net assets .........................         3.39%(d)          4.83%        4.26%        2.12%      0.73%        0.95%
   Ratio of operating expenses to
      average net assets (c) .....................         0.08%(d)(e)       0.08%(e)     0.12%(e)     0.30%      0.30%        0.30%

----------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions.

(a)   For the semiannual period ended March 31, 2008, unaudited.

(b) Net investment income per share before fees waived by the Manager for six months ended March 31, 2008 and the fiscal years ended September 30, 2007, 2006, 2005, 2004, and 2003 was $0.0157, $0.0456, $0.0402, $0.0207,
      $0.0081, and $0.0067, respectively.

(c) Operating expense ratios before fees waived by the Manager for the six months ended March 31, 2008 and fiscal years ended September 30, 2007, 2006, 2005, 2004, and 2003 were 0.34%, 0.35%, 0.36%, 0.35%, 0.36%, and
      0.36%, respectively.

(d)   Annualized.

(e) The Fund incurred interest expense during the fiscal year ended September 30, 2006.If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.11%. For the six months ended March 31, 2008 and the fiscal year ended September 30, 2007, interest expense was minimal.

(f)   Amount represents less than $0.00005 per share.

                 See accompanying notes to financial statements.

                   THE GABELLI U.S. TREASURY MONEY MARKET FUND

STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest ...............................................................................   $ 19,949,165
                                                                                              ------------
EXPENSES:
   Management fees ........................................................................      1,719,445
   Shareholder services fees ..............................................................         54,262
   Custodian fees .........................................................................         53,031
   Legal and audit fees ...................................................................         31,220
   Shareholder communications expenses ....................................................         19,529
   Registration expenses ..................................................................         15,231
   Trustees' fees .........................................................................         11,002
   Interest expense .......................................................................          3,258
   Miscellaneous expenses .................................................................         23,696
                                                                                              ------------
   TOTAL EXPENSES .........................................................................      1,930,674
   Less:
      Fees waived by manager ..............................................................     (1,467,686)
      Custodian fee credits ...............................................................         (1,211)
                                                                                              ------------
NET EXPENSES ..............................................................................        461,777
                                                                                              ------------
NET INVESTMENT INCOME .....................................................................     19,487,388
NET REALIZED GAIN ON INVESTMENTS ..........................................................        933,947
                                                                                              ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................   $ 20,421,335
                                                                                              ============

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     SIX MONTHS ENDED
                                                                      MARCH 31, 2008        YEAR ENDED
                                                                        (UNAUDITED)     SEPTEMBER 30, 2007
                                                                     ----------------   ------------------
OPERATIONS:
   Net investment income .........................................   $     19,487,388   $       33,777,390
   Net realized gain on investments ..............................            933,947              128,853
                                                                     ----------------   ------------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........         20,421,335           33,906,243
                                                                     ----------------   ------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income .........................................        (19,487,388)         (33,777,390)
   Net realized short-term gain on investments ...................           (929,218)            (128,853)
                                                                     ----------------   ------------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...........................        (20,416,606)         (33,906,243)
                                                                     ----------------   ------------------
CAPITAL SHARE TRANSACTIONS ($1.00 PER SHARE):
   Proceeds from shares issued ...................................      1,974,316,972        2,604,974,772
   Proceeds from reinvestment of distributions ...................         20,411,010           33,612,202
   Cost of shares redeemed .......................................     (1,602,799,231)      (2,273,228,981)
                                                                     ----------------   ------------------
   Net increase in net assets from capital share transactions ....        391,928,751          365,357,993
                                                                     ----------------   ------------------
   NET INCREASE IN NET ASSETS ....................................        391,933,480          365,357,993
NET ASSETS:
   Beginning of period ...........................................      1,039,247,216          673,889,223
                                                                     ----------------   ------------------
   End of period .................................................   $  1,431,180,696   $    1,039,247,216
                                                                     ================   ==================

                 See accompanying notes to financial statements.

THE GABELLI U.S. TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli U.S. Treasury Money Market Fund (the "Fund"), a series of The Gabelli Money Market Funds (the "Trust"), was organized on May 21, 1992 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is high current income consistent with the preservation of principal and liquidity. The Fund commenced investment operations on October 1, 1992.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the 1940 Act. Amortized cost involves valuing a portfolio security at cost.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2008, the adoption of SFAS 157 had no impact on the amounts reported in the financial statements.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using effective yield to maturities.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions from investment income (including net short-term realized capital gains) are declared daily and paid monthly. Distributions from net long-term capital gains, if any, are paid annually.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

THE GABELLI U.S. TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at March 31, 2008:

                                       GROSS           GROSS          NET
                                     UNREALIZED     UNREALIZED    UNREALIZED
                        COST        APPRECIATION   DEPRECIATION   DEPRECIATION
                   --------------   ------------   ------------   ------------
 Investments ....  $1,431,045,236       $--          $(82,364)     $(82,364)

FASB Interpretation No.48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No.109"(the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures.

For the six months ended March 31, 2008, the Fund did not have any liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

3. LINE OF CREDIT. The Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, is shown as "interest expense" in the Statement of Operations. During the six months ended March 31, 2008, there were no borrowings under the line of credit.

4. AGREEMENTS WITH AFFILIATED PARTIES. The Trust has entered into a management agreement (the "Management Agreement") with Gabelli Funds, LLC (the "Manager"), which provides that the Trust will pay the Manager a fee, computed daily and paid monthly, at the annual rate of 0.30% of the value of the Fund's average daily net assets. In accordance with the Management Agreement, the Manager provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Manager. To the extent necessary, the Manager has contractually undertaken to assume certain expenses of the Trust so that the total expenses do not exceed 0.30% of the Fund's average daily net assets. The contractual arrangement is renewable annually by the Manager. Additionally, pursuant to a written agreement, the Manager has contractually agreed to further limit expenses to 0.08% of the Fund's average daily net assets (excluding interest, taxes, and extraordinary expenses), through September 30, 2008.

The Fund pays each Trustee who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Trustees who are directors or employees of the Manager or an affiliated company receive no compensation or expense reimbursement from the Fund.

5. TRANSACTIONS WITH AFFILIATES. During the six months ended March 31, 2008, Gabelli & Company, Inc. informed the Fund that it did not receive any commissions from investors on redemptions of Fund shares which had been exchanged from another fund with a contingent deferred sales charge.

6. SIGNIFICANT SHAREHOLDER. As of March 31, 2008, 48.4% of the Fund was held by the Adviser and its affiliates.

THE GABELLI U.S. TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

7. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. OTHER MATTERS. On April 24, 2008, the Manager entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Manager had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Manager, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Manager or its ability to fulfill its obligations under the Management Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Manager, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Manager and the funds. The Manager currently expects that any resolution of the action against the officer will not have a material adverse impact on the Manager or its ability to fulfill its obligations under the Management Agreement.

On a separate matter, in September 2005, the Manager was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Manager in connection with the actions of two of nine closed-end funds managed by the Manager relating to
Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Manager believes that all of the funds are now in compliance. The Manager believes that these matters would have no effect on the Fund or any material adverse effect on the Manager or its ability to manage the Fund.

THE GABELLI U.S. TREASURY MONEY MARKET FUND
BOARD CONSIDERATION AND RE-APPROVAL OF MANAGEMENT AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

Section 15(c) of the 1940 Act contemplates that the Board of Trustees (the "Board") of the Fund, including a majority of the Trustees who have no direct or indirect interest in the investment management agreement and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Board Members"), are required annually to review and re-approve the terms of the Fund's existing Management Agreement and approve any newly proposed terms therein. At a meeting held on November 13, 2007, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Manager and the re-approval of the Management Agreement.

1)   THE NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE MANAGER.

The Board reviewed in detail the nature and extent of the services provided by the Manager under the Management Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board considered that the Manager also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board also considered that the Manager paid for all compensation of officers and non-Independent Board Members of the Fund. The Board noted that, in addition to managing the investment program for the Fund, the Manager provided certain non-management and compliance services, including services under the Fund's Rule 38a-1 compliance program.

The Board evaluated these factors based on its direct experience with the Manager and in consultation with Fund Counsel. The Board noted that the Manager had engaged, at its expense, PFPC Inc. to assist it in performing certain of its administrative functions. The Board concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager, either directly or through PFPC Inc., had not diminished over the past year, and that the quality of service continued to be high.

The Board reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Manager, that
(i) the Manager was able to retain quality personnel, (ii) the Manager and its agents exhibited a high level of diligence and attention to detail in carrying out their management and administrative responsibilities under the Agreement,
(iii) the Manager was responsive to requests of the Board, (iv) the scope and depth of the Manager's resources was adequate, and (v) the Manager had kept the Board apprised of developments relating to the Fund and the industry in general. The Board also focused on the Manager's reputation and long standing relationship with the Fund. The Board also believed that the Manager had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2)   THE PERFORMANCE OF THE FUND AND THE MANAGER.

The Board reviewed the investment performance of the Fund, on an absolute basis, as compared with its Lipper peer group of other SEC registered funds, and against the Fund's broad based securities market benchmark as reflected in the Fund's prospectus. The Board considered the Fund's one, three, five, and ten year average annual total return for the periods ended September 30, 2007, but placed greater emphasis on the Fund's

THE GABELLI U.S. TREASURY MONEY MARKET FUND
BOARD CONSIDERATION AND RE-APPROVAL OF MANAGEMENT AGREEMENT (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

longer term performance. The peer group considered by the Board was developed by Lipper and was comprised of selected U.S. Treasury money market funds of comparable size to the Fund (the "Performance Peer Group"). The Board considered these comparisons helpful in their assessment as to whether the Manager was obtaining for the Fund's shareholders the total return performance that was available in the marketplace, given the Fund's investment objectives, strategies, limitations, and restrictions. In reviewing the performance of the Fund, the Board noted the superior performance of the Fund as compared with the Performance Peer Group for all relevant periods and concluded that the Fund's performance was reasonable in comparison with that of the Performance Peer Group.

In connection with its assessment of the performance of the Manager, the Board considered the Manager's financial condition and whether it had the resources necessary to continue to carry out its functions under the Management Agreement. The Board concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Management Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3) THE COST OF THE MANAGEMENT SERVICES AND THE PROFITS TO THE MANAGER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUND.

In connection with the Board's consideration of the cost of the management services and the profits to the Manager and its affiliates from the relationship with the Fund, the Board considered a number of factors. First, the Board compared the level of the management fee for the Fund against the comparative Lipper expense peer group ("Expense Peer Group"). The Board also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board considered this information as useful in assessing whether the Manager was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. In particular, the Board noted that the Fund's management fee was well below the Expense Peer Group average, and that the Fund's expense ratio was the lowest of the Expense Peer Group.

The Board also considered an analysis prepared by the Manager of the estimated profitability to the Manager of its relationship with the Fund and reviewed with the Manager its cost allocation methodology in connection with its profitability. In this regard, the Board reviewed Pro Forma Income Statements of the Manager for the fiscal year ended December 31, 2006, and for the period ended June 30, 2007. The Board considered one analysis for the Manager as a whole, and a second analysis for the Manager with respect to the Fund. With respect to the Fund analysis, the Board received an analysis based on the Fund's average net assets during the period as well as a pro-forma analysis of profitability at higher asset levels. The Board concluded that the profitability of the Fund to the Manager under either analysis was not excessive.

4) THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS REFLECT THOSE ECONOMIES OF SCALE.

With respect to the Board's consideration of economies of scale, the Board discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board also assessed whether certain of the Manager's costs would increase if asset levels

THE GABELLI U.S. TREASURY MONEY MARKET FUND
BOARD CONSIDERATION AND RE-APPROVAL OF MANAGEMENT AGREEMENT (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

rise. The Board noted the Fund's current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5)   OTHER FACTORS.

In addition to the above factors, the Board also discussed other benefits received by the Manager from their management of the Fund. The Board considered that the Manager did not use soft dollars in connection with its management of the Fund.

CONCLUSIONS.

Based on a consideration of all these factors in their totality, the Board determined that the Fund's management fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board, including all of the Independent Board Members, approved the continuation of the Fund's Management Agreement. The Board based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

--------------------------------------------------------------------------------

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------

                   THE GABELLI U.S. TREASURY                     [PHOTO OMITTED]
                       MONEY MARKET FUND
                     One Corporate Center
                   Rye, New York 10580-1422
                          800-GABELLI
                         800-422-3554
                       FAX: 914-921-5118
                   WEBSITE: WWW.GABELLI.COM
                   E-MAIL: INFO@GABELLI.COM
           Current Yield available daily by calling
                  800-GABELLI after 6:00 P.M.

                       BOARD OF TRUSTEES

Mario J. Gabelli, CFA          Robert C. Kolodny, MD
CHAIRMAN AND CHIEF             PHYSICIAN, AUTHOR AND LECTURER,
EXECUTIVE OFFICER              GENERAL PARTNER OF
GAMCO INVESTORS, INC.          KBS PARTNERSHIP

Anthony J. Colavita            Anthonie C. van Ekris
ATTORNEY-AT-LAW                CHAIRMAN
ANTHONY J. COLAVITA, P.C.      BALMAC INTERNATIONAL, INC.        THE
                                                                 GABELLI
Vincent D. Enright                                               U.S. TREASURY
FORMER SENIOR VICE PRESIDENT                                     MONEY MARKET
AND CHIEF FINANCIAL OFFICER                                      FUND
KEYSPAN CORP.

                           OFFICERS

Bruce N. Alpert                Judith A. Raneri
PRESIDENT AND SECRETARY        VICE PRESIDENT
                               AND PORTFOLIO MANAGER

Agnes Mullady                  Peter D. Goldstein
TREASURER                      CHIEF COMPLIANCE OFFICER

Ronald S. Eaker
VICE PRESIDENT

                          DISTRIBUTOR
                    Gabelli & Company, Inc.

         CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
              State Street Bank and Trust Company

                         LEGAL COUNSEL
             Paul, Hastings, Janofsky & Walker LLP

--------------------------------------------------------------
This report is submitted  for the general  information  of the shareholders  of The Gabelli U.S.  Treasury Money Market Fund.
It is not authorized for distribution to prospective investors    SEMI ANNUAL REPORT
unless preceded or accompanied by an effective prospectus.            MARCH 31, 2008
--------------------------------------------------------------
GAB404Q108SR

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)    Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the  Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications  pursuant  to Rule 30a-2(b)  under the 1940  Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Money Market Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              5/27/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              5/27/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date              5/27/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.